SHARE-BASED COMPENSATION - Share Options (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 30, 2019 HKD ($) shares	Dec. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Oct. 31, 2014 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Summary of the stock option activity, Options granted share Number:
Exercised (in shares)					(5,048,824)	(106,295,232)	0
Outstanding at end of year (in shares)					19,042,336
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at end of year (in dollars per share) | $ / shares					$ 0.5628
Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)					4 years
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)					5 years
2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of shares under the plan				135,032,132
Expire period				10 years
Modification of exercise price of number of stock options granted	8,113,145	8,113,145
Modified of exercise price of stock options granted | $ / shares		$ 0.60
Incremental compensation expenses	$ 3,008	$ 386
2019 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Maximum percentage of shares available for issuance, based on total number of shares issued and outstanding on September 29, 2019			2.00%
Maximum percentage of number of shares increased in each year			2.00%
Maximum percentage of aggregate number of shares initially reserved and subsequently increased during the term of the total number of shares issued and outstanding on September 29			8.00%
2014 Share Incentive Plan and 2019 Share Incentive Plan
Summary of the stock option activity, Options granted share Number:
Outstanding at beginning of year (in shares)					23,718,626	121,207,838
Exercised (in shares)					(5,048,824)	(106,295,232)
Granted (in shares)					2,489,832	9,791,200	9,625,690
Cancelled/forfeited (in shares)					(2,117,298)	(985,180)
Outstanding at end of year (in shares)			121,207,838		19,042,336	23,718,626	121,207,838
Summary of the stock option activity, Weighted average exercise price per option:
Outstanding at beginning of year (in dollars per share) | $ / shares					$ 0.5161	$ 0.1049
Exercised (in dollars per share) | $ / shares					0.4293	0.0126
Granted (in dollars per share) | $ / shares					0.6810	0.6500
Cancelled/forfeited (in dollars per shares) | $ / shares					0.5588	0.8402
Outstanding at end of year (in dollars per share) | $ / shares			$ 0.1049		$ 0.5628	$ 0.5161	$ 0.1049